Stockholders' Equity (Details Narrative)	Aug. 01, 2022 USD ($) shares
Offsetting Assets [Line Items]
Purchase price | $	$ 32,900,000
Membership Interest Purchase Agreement [Member]
Offsetting Assets [Line Items]
Purchase price | $	$ 32,900,000
Number of shares issued | shares	3,009,552
Membership Interest rate	19.99%
Number of shares issued | shares	3,009,552